GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Going Concern
Accumulated deficit	$ 2,929,343	$ 2,520,806	$ 1,327,590
Revenue	8,994	140,774
Gross Loss	$ 8,973	$ 55,377